Share-Based Compensation (Changyou 2014 Share Incentive Plan, Share Option Activity, Narrative) (Details) - Changyou 2014 Share Incentive Plan [Member] - USD ($)		1 Months Ended	12 Months Ended
	Feb. 16, 2015	Dec. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 28, 2016	Jun. 01, 2015
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted			719,000
Class A ordinary shares [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted			four equal installments
Award vesting period			4 years
Changyou.com Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense (benefit)						$ 17,000
Changyou.com Limited [Member] | Class A restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Class A restricted share units converted to options	2,400,000
Exercise price	$ 0.01
Incremental value of the modification	$ 0
Changyou.com Limited [Member] | Class A restricted share units [Member] | Certain employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Class A restricted share units granted		2,416,000
Changyou.com Limited [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted			four equal installments
Award vesting period			4 years
Share options granted			719,000	770,000	779,000
Share options vested			719,000	770,000	779,000
Cumulative share-based compensation expense			$ 6,800,000	$ 14,800,000	$ 9,100,000
Share-based compensation expense (benefit)			(6,500,000)	17,400,000	8,300,000
Fair values of share options vested			$ 5,700,000	$ 14,800,000	$ 9,100,000
Weighted average grant date fair value of options,granted			$ 7.92	$ 19.24	$ 11.72
Total intrinsic values of options, exercised			$ 14,900,000	$ 10,300,000	$ 4,300,000
Changyou.com Limited [Member] | Class A ordinary shares [Member] | Certain members of management and certain other employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option for purchase of Class A ordinary shares								1,998,000
Exercise price of option								$ 0.01
Changyou.com Limited [Member] | Class A ordinary shares [Member] | Certain member of management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option for purchase of Class A ordinary shares							100,000
Exercise price of option							$ 0.01